BIOLOGICAL ASSETS - Fair value adjustment (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Fair value adjustment of biological assets recognized under other operating income (expense), net
Physical changes	R$ 1,575,017	R$ (37,088)
Price	414,814	1,236,847
Fair value adjustment of biological assets	R$ 1,989,831	R$ 1,199,759	R$ 763,091